Other Payables and Accrued Liabilities	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
Other Payables and Accrued Liabilities

Note 10 – Other payables and accrued liabilities

Other payables and accrued liabilities consist of the following:

	December 31, 2020	December 31, 2019

Security deposit*	$609,617	$509,565
Salary payable**	381,212	158,807
Others	52,554	27,434
Total	$1,043,383	$695,806

*	The Company signed various cooperation agreements with various third parties to co-develop a niche market for the online platform. Revenue generated from the niche markets will be shared between the Company and these parties. The security deposit will be returned to these parties upon dissolution of the cooperation agreements.

**	During the years ended December 31, 2020 and 2019, the Company accrued bonus payable of approximatively $256,000 and $76,000, respectively and such amounts were paid in March 2021 and January 2020, respectively.